OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	6 Months Ended
Apr. 30, 2023
OTHER CURRENT AND NON-CURRENT ASSETS
Summary of other current and non-current assets

	April 30, 2023	October 31, 2022
Prepaid professional fees (1)	$54,004	$108,345
Recoverable VAT	41,377	33,553
Security deposit	21,213	24,251
Other	26,008	22,886
Total	$142,602	$189,035

Current portion	$121,389	$168,957
Non-current portion	21,213	20,078
Total	$142,602	$189,035
(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.